Annual Total Returns - Fidelity Advisor® Capital Development Fund [BarChart] - 09.30 Fidelity Advisor Capital Development Fund-AMCI PRO-09 - Fidelity Advisor® Capital Development Fund - Fidelity Advisor Capital Development Fund-Destiny Class A
Nov. 28, 2020
Bar Chart Table:
Annual Return 2010	19.78%
Annual Return 2011	(4.36%)
Annual Return 2012	16.52%
Annual Return 2013	31.24%
Annual Return 2014	9.80%
Annual Return 2015	(3.01%)
Annual Return 2016	16.24%
Annual Return 2017	17.73%
Annual Return 2018	(9.09%)
Annual Return 2019	30.94%